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Global Strategist Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Global Strategist Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 14 of this Prospectus.

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees	Global Strategist Portfolio Class P Shares
Maximum sales charge (load) imposed on purchases as a percentage of offering price)	5.25%

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Global Strategist Portfolio Class P Shares	621	824	1,043	1,674

The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Average Annual Returns		Past One Year	Past Five Years	Past Ten Years	Inception Date
Global Strategist Portfolio Class P Shares	[1]	9.54%	1.96%	6.86%	Nov. 01, 1996
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.